Expense Example - VIPFundsManager3040Portfolios-ServiceClassandServiceClass2ComboPRO - VIPFundsManager3040Portfolios-ServiceClassandServiceClass2ComboPRO - VIP FundsManager 40% Portfolio	Apr. 07, 2023 USD ($)
VIP FundsManager 40% Portfolio - Service Class
Expense Example:
1 year	$ 66
3 years	239
VIP FundsManager 40% Portfolio - Service Class 2
Expense Example:
1 year	82
3 years	$ 286